CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2025 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Current assets
Cash and cash equivalents	$ 28,941	¥ 210,771	¥ 180,198
Restricted cash, current	68	496
Accounts receivable, net of allowance for credit losses of nil and nil as of February 29, 2024 and February 28, 2025	281	2,048	3,249
Other receivables, deposits and other assets, net of allowance for credit losses of RMB4,755 and RMB3,652 as of February 29, 2024 and February 28, 2025, respectively	3,418	24,890	15,026
Amount due from related parties, net of allowance for credit losses of nil and nil as of February 29, 2024 and February 28, 2025, respectively	457	3,331	8,264
Short-term investments	1,909	13,905	18,929
Short-term investments under fair value	5,211	37,953	82,791
Long-term investments under fair value, current	492	3,584	14,122
Total current assets	40,777	296,978	322,579
Non-current assets
Restricted cash, non-current	17,580	128,028	122,048
Property and equipment, net	17,195	125,228	66,069
Operating lease right-of-use assets	5,518	40,185	27,235
Intangible assets, net	197	1,434	1,858
Goodwill	154	1,125	1,125
Long-term investments, net	4,943	36,000	36,000
Long-term investment under fair value, non-current	13,672	99,571	94,817
Other non-current assets	359	2,593	2,429
Total non-current assets	59,618	434,164	351,581
TOTAL ASSETS	100,395	731,142	674,160
Current liabilities
Accounts payable	514	3,746
Amounts due to related parties	722	5,256	3,384
Accrued expenses and other current liabilities	9,871	71,888	66,040
Operating lease liabilities, current	1,084	7,895	1,183
Income tax payable	2,590	18,859	18,189
Deferred revenue	3,837	27,941	18,023
Total current liabilities	18,618	135,585	106,819
Non-current liabilities
Long-term borrowings	11,278	82,134	40,000
Operating lease liabilities, non-current	1,136	8,270	1,197
Total non-current liabilities	12,414	90,404	41,197
TOTAL LIABILITIES	31,032	225,989	148,016
Commitments and contingencies
EQUITY
Ordinary shares (US$0.0001 par value; 500,000,000 shares authorized, 21,163,416 and 22,600,576 shares issued and outstanding as of February 29, 2024 and February 28, 2025, respectively)	2	15	14
Additional paid-in capital	102,622	747,376	783,313
Treasury shares (2,938,567 and 2,363,567 shares as of February 29, 2024 and February 28, 2025, respectively)	(6,195)	(45,115)	(56,090)
Accumulated deficit	(37,971)	(276,538)	(277,339)
Accumulated other comprehensive income	3,965	28,873	25,105
Shareholders’ equity	62,423	454,611	475,003
Non-controlling interests	6,940	50,542	51,141
Total equity	69,363	505,153	526,144
TOTAL LIABILITIES AND EQUITY	$ 100,395	¥ 731,142	¥ 674,160